Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 985,352	₩ 867,011
Liabilities	(24,646)	(32,108)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	986,793	867,864
Liabilities	(26,087)	(32,961)
Total	960,706	834,903	₩ 895,966
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(1,441)	(1,190)
Total	(1,441)	(1,190)	(2,388)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	34,550	35,771
Total	34,550	35,771	46,449
Gross carrying amount [member] | Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	2,375	10,817
Total	2,375	10,817	58,962
Gross carrying amount [member] | Unrealised gains losses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	29,061	34,777
Total	29,061	34,777	9,121
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	183,903	122,998
Total	183,903	122,998	122,002
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	409,928	338,860
Total	409,928	338,860	271,252
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	3,457	744
Liabilities	(24,646)	(31,771)
Total	(21,189)	(31,027)	(33,846)
Gross carrying amount [member] | Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	27,018	15,051
Total	27,018	15,051	14,152
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	13	11
Total	13	11	11
Gross carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	27,562	21,435
Total	27,562	21,435	25,253
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	268,926	287,400
Total	₩ 268,926	₩ 287,400	₩ 385,017